DEBT OBLIGATIONS	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
DEBT OBLIGATIONS	DEBT OBLIGATIONS
The partnership’s debt obligations include the following:

	Dec. 31, 2025		Dec. 31, 2024
(US$ Millions)	Weighted- average rate	Debt balance	Weighted- average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	5.74%	$1,260	6.38%	$2,133
Brookfield Property Partners’ corporate bonds	5.10%	1,020	4.79%	1,321
GGP Retail LLC (“GGP”) term debt	7.22%	846	6.96%	1,147
GGP senior secured notes	5.20%	1,124	5.20%	1,493
GGP corporate facility	6.58%	424	7.19%	397
GGP junior subordinated notes	5.57%	202	6.29%	198
Subsidiary borrowings	4.41%	220	5.36%	332

Secured debt obligations:
Funds subscription credit facilities(1)	5.34%	2,407	6.46%	3,498
Fixed rate	5.29%	17,504	5.11%	15,396
Variable rate	6.37%	21,564	7.32%	25,809
Deferred financing costs		(257)		(225)
Total debt obligations		$46,314		$51,499

Current		$10,876		$14,719
Non-current		35,354		35,964
Debt associated with assets held for sale		84		816
Total debt obligations		$46,314		$51,499
(1)Funds subscription credit facilities are secured by co-investors’ capital commitments.

The partnership generally believes that it will be able to either extend the maturity date, repay, or refinance the debt that is scheduled to mature in 2026 to 2027, however, excluding debt obligations on assets in receivership, the partnership has suspended contractual payment on approximately 3% of its non-recourse mortgages included as fixed and variable rate secured debt obligations in the table above. The partnership is currently engaging respective creditors for certain assets with these negotiations. The partnership has, in certain instances, transferred properties securing these loans to the lenders. It is possible that certain additional properties securing these loans could be transferred to the lenders if the partnership is unsuccessful in ongoing negotiations with creditors.
Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by local currency are as follows:

	Dec. 31, 2025			Dec. 31, 2024
(US$ Millions)	U.S. Dollars	Local currency		U.S. Dollars	Local currency
U.S. Dollars	$29,178		$29,178	$35,414		$35,414
British Pounds	7,026		£5,214	6,157		£4,919
Canadian Dollars	3,158	C$	4,334	3,157	C$	4,541
Euros	2,216		€1,886	1,515		€1,463
South Korean Won	1,700	₩	2,457,000	1,675	₩	2,477,858
Australian Dollars	1,240	A$	1,858	1,206	A$	1,948
Brazilian Reais	495	R$	2,724	500	R$	3,097
United Arab Emirates Dirham	456	AED	1,676	95	AED	348
Singapore Dollar	271	S$	348	—	S$	—
Swedish Krona	266	SEK	2,453	—	SEK	—
Indian Rupees	244	Rs	21,952	1,805	Rs	154,296
Chinese Yuan	205	C¥	1,432	200	C¥	1,464
Hong Kong Dollar	59	HK$	457	—	HK$	—
Danish Krone	57	DKK	361	—	DKK	—
Deferred financing costs	(257)			(225)
Total debt obligations	$46,314			$51,499

The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

(US$ Millions)	Year ended Dec. 31, 2025	Year ended Dec. 31, 2024
Balance, beginning of period	$51,499	$68,712
Debt obligation issuance, net of repayments	(2,917)	3,675
Non-cash changes in debt obligations:
Debt from asset acquisitions	103	738
Assumed by purchaser	(2,970)	(1,245)
Assumed from business combination(1)	502	—
Amortization of deferred financing costs and (premium) discount	70	127
Deconsolidation of BSREP IV debt obligations(2)	—	(19,487)
Deconsolidation of India REIT debt obligations(3)	(1,011)	—
Foreign currency translation	1,047	(1,001)
Other	(9)	(20)
Balance, end of period	$46,314	$51,499
(1)In the third quarter of 2025, the partnership acquired a European hostels portfolio. See Note 3, Business Combinations, for more information.
(2)See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV investments.
(3)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.

At December 31, 2025, the partnership had $16.2 billion (December 31, 2024 - $20.0 billion) of debt obligations which were classified as non-current but are subject to covenants which are required to be complied with during the twelve months following the reporting date. Examples of these covenants include: (i) meeting maximum loan-to-value ratios, (ii) meeting minimum debt yield ratios, (iii) meeting minimum debt-service coverage ratios and (iv) having hedges in place through interest rate caps or interest rate swaps entered into at a minimum strike price. There is no indication that the partnership will encounter material difficulties in complying with these covenants at the next test dates.